Exhibit 99.1
RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	3/31/2015

This report contains information regarding assets pledged as security (the Cover Pool) in respect of the obligations under the Covered Bonds issued under RBC’s Global Covered Bond Programme as of the indicated Calculation Date.  The composition of the Cover Pool will change as Loans are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans in the Cover Pool will vary over time.  Certain of the information set forth in this report, including credit bureau scores, current ratings and “The Teranet-National Bank House Price Index™” Methodology has been obtained from and is based upon sources believed by RBC and the Guarantor LP to be accurate, however, neither RBC nor the Guarantor LP makes any representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of such information or assumes any liability for any errors or any reliance you place on such information.  Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance.  The information contained in this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security, which will be made only by a prospectus or otherwise in accordance with applicable securities laws.  Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

The Cover Pool is owned by RBC Covered Bond Guarantor Limited Partnership (Guarantor LP), which has no liabilities or claims outstanding against it other than those relating to the RBC Covered Bond Programme. Please click on the link below for additional information about the RBC Covered Bond Programme and the information contained herein. For the meaning of capitalized terms used and not otherwise defined in this report, click the following link and go to the Gloassary tab in the Monthly Investor Report section: 'http://www.rbc.com/investorrelations/fixed_income/covered-bonds-terms.html

In this report, currency amounts are stated in Canadian dollars (“$”), unless otherwise specified.

Programme Information

Outstanding Covered Bonds
	Initial		C$	Final
Series	Principal Amount	Translation Rate	Equivalent	Maturity Date(1)	Interest Basis	Rate Type
CB2	€ 1,250,000,000	1.5070000 C$/€	$1,883,750,000	1/22/2018	4.625%	Fixed
CB5	US$1,500,000,000	1.0051000 C$/US$	$1,507,650,000	4/14/2015	3.125%	Fixed
CB6	$1,100,000,000	N/A	$1,100,000,000	3/30/2018	3.770%	Fixed
CB7	CHF 500,000,000	1.1149700 C$/CHF	$557,485,000	4/21/2021	2.250%	Fixed
CB8	US$2,500,000,000	0.9762000 C$/US$	$2,440,500,000	9/19/2017	1.200%	Fixed
CB9	US$1,500,000,000	0.9934000 C$/US$	$1,490,100,000	12/4/2015	0.625%	Fixed
CB10	US$1,750,000,000	1.0368000 C$/US$	$1,814,400,000	7/22/2016	1.125%	Fixed
CB11	€ 2,000,000,000	1.3650000 C$/€	$2,730,000,000	8/4/2020	1.625%	Fixed
CB12	AU$1,250,000,000	0.9334000 C$/AU$	$1,166,750,000	8/9/2016	3 month BBSW +0.53%	Floating
CB13	US$2,000,000,000	1.0300000 C$/US$	$2,060,000,000	10/1/2018	2.000%	Fixed
CB14	€ 1,500,000,000	1.4175000 C$/€	$2,126,250,000	10/29/2018	1.250%	Fixed
CB15	€ 1,000,000,000	1.4694000 C$/€	$1,469,400,000	6/19/2019	0.750%	Fixed
CB16	AU$750,000,000	1.0024000 C$/AU$	$751,800,000	9/23/2019	3 month BBSW +0.57%	Floating
CB17	US$1,750,000,000	1.0972000 C$/US$	$1,920,100,000	9/23/2019	2.200%	Fixed
CB18	US$2,000,000,000	1.2520000 C$/US$	$2,504,000,000	2/5/2020	1.875%	Fixed
CB19	$1,500,000,000	N/A	$1,500,000,000	3/23/2020	3 month BA +0.36%	Floating
CB20	$700,000,000	N/A	$700,000,000	3/23/2020	1.590%	Fixed
Total			$27,722,185,000
OSFI Covered Bond Limit			$43,487,219,280
Weighted average maturity of Outstanding Covered Bonds (months)				41.45
Weighted average remaining term of Loans in Cover Pool (months)				24.12
Series Ratings		Moody's	DBRS	Fitch
CB2		Aaa	AAA	AAA
CB5		Aaa	AAA	AAA
CB6		Aaa	AAA	AAA
CB7		Aaa	AAA	AAA
CB8		Aaa	AAA	AAA
CB9		Aaa	AAA	AAA
CB10		Aaa	AAA	AAA
CB11		Aaa	AAA	AAA
CB12		Aaa	AAA	AAA
CB13		Aaa	AAA	AAA
CB14		Aaa	AAA	AAA
CB15		Aaa	AAA	AAA
CB16		Aaa	AAA	AAA
CB17		Aaa	AAA	AAA
CB18		Aaa	AAA	AAA
CB19		Aaa	AAA	AAA
CB20		Aaa	AAA	AAA

(1) An Extended Due for Payment Date twelve-months after the Final Maturity Date has been specified in the Final Terms of each Series. The Interest Basis specified in this report in respect of each Series applies until the Final Maturity Date for the relevant Series following which the floating rate of interest specified in the Final Terms of each Series is payable monthly in arrears from the Final Maturity Date to but excluding the Extended Due for Payment Date.

Supplementary Information
Parties to RBC Global Covered Bond Programme
Issuer	Royal Bank of Canada
Guarantor entity	RBC Covered Bond Guarantor Limited Partnership
Servicer & Cash Manager	Royal Bank of Canada
Swap Providers	Royal Bank of Canada
Covered Bond Trustee & Custodian	Computershare Trust Company of Canada
Asset Monitor	Deloitte LLP
Account Bank & GDA Provider	Royal Bank of Canada
Standby Account Bank & GDA Provider	Bank of Montreal
Paying Agent(1)	The Bank of New York Mellon

(1) The Paying Agent in respect of Series CB7 is Credit Suisse AG. The Paying Agent in respect of Series CB19 and Series CB20 is Royal Bank of Canada.

RBC Covered Bond Programme	Monthly Investor Report - March 31, 2015	Page 1 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	3/31/2015

Supplementary Information (continued)

Royal Bank of Canada's Ratings(1) (2)
	Moody's	DBRS	Fitch
Senior Debt	Aa3	AA	AA
Subordinated Debt	A3	AA (low)	AA-
Short-Term	P-1	R-1 (high)	F1+
Rating Outlook	Negative	Stable	Stable

Applicable Ratings of Standby Account Bank & Standby GDA Provider(2)
	Moody's	DBRS	Fitch
Senior Debt	P-1	R-1 (high) / AA	F-1+ / AA-

Description of Ratings Triggers(2) (3)

A. Party Replacement

If the rating(s) of the Party falls below the level stipulated below, such party is required to be replaced or in the case of the Swap Providers (i) transfer credit support and (ii) replace itself or obtain a guarantee for its obligations.

Role (Current Party)	Moody's	DBRS	Fitch
Account Bank/GDA Provider (RBC)	P-1	R-1(mid) & AA(low)	F1 / A
Standby Account Bank/GDA Provider (BMO)	P-1	R-1(mid) & AA(low)	F1 / A
Cash Manager (RBC)	P-2	BBB(low) (long)	F2 / BBB+
Servicer (RBC)	Baa3 (long)	BBB(low) (long)	F2
Interest Rate Swap Provider (RBC)	P-2 / A3	R-2(high) & BBB(high)	F3 / BBB-
Covered Bond Swap Provider (RBC)	P-2 / A3	R-2(high) & BBB(high)	F3 / BBB-

B. Specified Rating Related Action

i. The following actions are required if the rating of the Cash Manager (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Asset Monitor is required to verify the Cash Manager's calculations of the Asset Coverage/Amortization test on each Calculation Date	Baa3 (long)	R-1(mid) & A(low)	BBB- (long)

(b) Amounts received by the Cash Manager are required to be deposited directly into the Transaction Account	P-1	R-1(mid) & AA(low)	F1 / A

(c) Amounts received by the Servicer are to be deposited directly to the GIC Account and not provided to the Cash Manager	P-1	R-1(mid) & AA(low)	F1 / A

ii. The following actions are required if the rating of the Servicer (RBC) falls below the stipulated rating
a) Servicer is required to hold amounts received in a separate account and transfer them to the Cash Manager or GIC Account, as applicable, within 2 business days	P-1	R-1(mid) & AA(low)	F1 / A

iii. The following actions are required if the rating of the Issuer (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Repayment of the Demand Loan	N/A	N/A	F2 / BBB+

(b) Establishment of the Reserve Fund	P-1	R-1(mid) & A(low)	F1 / A

iv. The following actions are required if the rating of the Issuer (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Cash flows will be exchanged under the Covered Bond Swap Agreement (to the extent not already occurring) except as otherwise provided in the Covered Bond Swap Agreement	Baa1 (long)	BBB(high) (long)	BBB+ (long)

v. Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if the rating of such Swap Provider falls below the specified rating
	Moody's	DBRS	Fitch

(a) Interest Rate Swap Provider	P-1 / A2	R-1(mid) & A(high)	F1 / A

(b) Covered Bond Swap Provider	P-1 / A2	R-1(mid) & A(high)	F1 / A

Events of Default & Triggers
Asset Coverage Test (C$ Equivalent of Outstanding Covered Bonds < Adjusted Aggregate Asset Amount)		Pass
Issuer Event of Default		No
Guarantor LP Event of Default		No

(1) Subordinated Debt ratings are not the subject of any ratings related actions or requirements under the RBC Covered Bond Programme.
(2) Where only one rating is expressed such rating relates to the short-term rating (unless otherwise specified) and where two ratings are expressed the first is short-term and the second long-term.
(3) The discretion of the Guarantor LP to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.

RBC Covered Bond Programme	Monthly Investor Report - March 31, 2015	Page 2 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	3/31/2015

Asset Coverage Test

C$ Equivalent of Outstanding Covered Bonds	$27,722,185,000

A = lower of (i) LTV Adjusted True Balance, and	$32,731,301,077	A (i)	$35,194,882,102
(ii) Asset Percentage Adjusted True Balance, as adjusted		A (ii)	$32,731,301,077
B = Principal Receipts	-	Asset Percentage:	93.00%
C = Cash Capital Contributions	-	Maximum Asset Percentage:	93.00%
D = Substitute Assets	-
E = Reserve Fund balance	-
F = Negative Carry Factor calculation	$560,140,629
Adjusted Aggregate Asset Amount (Total: A + B + C + D + E - F)	$32,171,160,448

Valuation Calculation

Trading Value of Covered Bonds	$31,144,773,674

A = LTV Adjusted Present Value	$35,394,144,690	Weighted Average Effective Yield
		of Performing Eligible Loans:	2.53%
B = Principal Receipts	-
C = Cash Capital Contributions	-
D = Trading Value of Substitute Assets	-
E = Reserve Fund Balance	-
F = Trading Value of Swap Collateral	-
Present Value Adjusted Aggregate Asset Amount (Total: A + B + C + D + E + F)	$35,394,144,690

Intercompany Loan Balance

Guarantee Loan	$29,951,660,928
Demand Loan	$5,209,714,651
Total	$35,161,375,580

Cover Pool Losses

Period End	Write-off Amounts	Loss Percentage (Annualized)
March 31, 2015	$362,725	0.01%

Cover Pool Flow of Funds

	31-Mar-2015		27-Feb-2015
Cash Inflows
Principal Receipts	$696,326,895		$592,570,626
Proceeds for sale of Loans	$0		$0
Draw on Intercompany Loan	$0		$0
Revenue Receipts	$90,661,376		$80,464,697
Swap receipts	$76,617,095	(1)	$71,356,713	(2)
Cash Outflows
Swap payment	($90,661,376)	(1)	($80,464,697)	(2)
Swap Breakage Fee	$0		$0
Intercompany Loan interest	($76,463,861)	(1)	($71,213,999)	(2)
Intercompany Loan principal	($696,326,895)	(1)	($592,570,626)	(2)
Purchase of Loans	$0		$0
Net inflows/(outflows)	$153,234		$142,713

(1) Cash settlement to occur on April 17, 2015
(2) Cash settlement occurred on March 17, 2015

RBC Covered Bond Programme	Monthly Investor Report - March 31, 2015	Page 3 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	3/31/2015

Cover Pool Summary Statistics

Previous Month Ending Balance	$35,896,106,709
Current Month Ending Balance	$35,199,417,089
Number of Mortgages in Pool	232,908
Average Mortgage Size	$151,130
Number of Properties	183,793
Number of Borrowers	178,226
	Original(1)	Indexed(2)
Weighted Average LTV - Authorized	70.22%	60.02%
Weighted Average LTV - Drawn	61.44%	52.64%
Weighted Average LTV - Original Authorized	73.25%
Weighted Average Mortgage Rate	2.87%
Weighted Average Seasoning (Months)	30.37
Weighted Average Original Term (Months)	54.49
Weighted Average Remaining Term (Months)	24.12

(1) Value as most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan or subsequently thereto).
(2) Value as determined by adjusting, not less than quarterly, the Original Market Value for each Property subject to the Related Security in respect of a Loan utilizing the Housing Price Index Methodology for subsequent price developments. See Appendix under "Housing Price Index Methodology" for details.

Disclaimer: Due to rounding, numbers presented in the following distribution tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Cover Pool Delinquency Distribution

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and less than 30 days past due	232,443	99.80	$35,124,511,571	99.79
30 to 59 days past due	190	0.08	$30,912,626	0.09
60 to 89 days past due	85	0.04	$12,888,420	0.04
90 or more days past due	190	0.08	$31,104,473	0.09
Total	232,908	100.00	$35,199,417,089	100.00

Cover Pool Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	32,736	14.06	$5,680,760,043	16.14
British Columbia	52,048	22.35	$10,394,373,147	29.53
Manitoba	9,943	4.27	$1,103,622,535	3.14
New Brunswick	3,506	1.51	$269,613,701	0.77
Newfoundland and Labrador	2,427	1.04	$245,920,726	0.70
Northwest Territories	61	0.03	$8,663,227	0.02
Nova Scotia	6,470	2.78	$586,036,091	1.66
Nunavut	2	0.00	$82,689	0.00
Ontario	89,030	38.23	$13,285,226,310	37.74
Prince Edward Island	745	0.32	$60,725,972	0.17
Quebec	27,010	11.60	$2,395,145,837	6.80
Saskatchewan	8,681	3.73	$1,125,301,277	3.20
Yukon	249	0.11	$43,945,534	0.12
Total	232,908	100.00	$35,199,417,089	100.00

Cover Pool Credit Bureau Score Distribution

Credit Bureau Score	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	104	0.04	$11,896,355	0.03
499 and below	597	0.26	$83,972,533	0.24
500 - 539	492	0.21	$72,852,782	0.21
540 - 559	473	0.20	$69,011,896	0.20
560 - 579	665	0.29	$107,729,105	0.31
580 - 599	1,065	0.46	$165,471,728	0.47
600 - 619	1,750	0.75	$275,182,788	0.78
620 - 639	3,001	1.29	$488,251,392	1.39
640 - 659	4,937	2.12	$797,161,571	2.26
660 - 679	7,440	3.19	$1,223,546,973	3.48
680 - 699	10,406	4.47	$1,692,579,303	4.81
700 - 719	13,125	5.64	$2,079,066,713	5.91
720 - 739	14,823	6.36	$2,372,469,957	6.74
740 - 759	15,637	6.71	$2,487,620,278	7.07
760 - 779	17,163	7.37	$2,755,425,654	7.83
780 - 799	19,148	8.22	$3,055,750,176	8.68
800 and above	122,082	52.42	$17,461,427,884	49.61
Total	232,908	100.00	$35,199,417,089	100.00

RBC Covered Bond Programme	Monthly Investor Report - March 31, 2015	Page 4 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	3/31/2015

Cover Pool Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	156,465	67.18	$22,374,673,818	63.57
Variable	76,443	32.82	$12,824,743,271	36.43
Total	232,908	100.00	$35,199,417,089	100.00

Mortgage Asset Type Distribution

	Number of Loans	Percentage	Principal Balance	Percentage
Conventional Mortgage	51,986	22.32	$8,704,995,152	24.73
Homeline Mortgage Segment	180,922	77.68	$26,494,421,937	75.27
Total	232,908	100.00	$35,199,417,089	100.00

Cover Pool Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	22,942	9.85	$3,643,434,207	10.35
Owner Occupied	209,966	90.15	$31,555,982,882	89.65
Total	232,908	100.00	$35,199,417,089	100.00

Cover Pool Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
1.9999% and below	4,002	1.72	$1,055,478,223	3.00
2.0000% - 2.4999%	52,080	22.36	$9,190,395,113	26.11
2.5000% - 2.9999%	93,791	40.27	$14,380,470,842	40.85
3.0000% - 3.4999%	41,390	17.77	$5,574,011,620	15.84
3.5000% - 3.9999%	33,958	14.58	$4,235,717,347	12.03
4.0000% - 4.4999%	4,867	2.09	$483,575,157	1.37
4.5000% - 4.9999%	765	0.33	$70,529,847	0.20
5.0000% - 5.4999%	550	0.24	$54,977,631	0.16
5.5000% - 5.9999%	540	0.23	$45,920,740	0.13
6.0000% - 6.4999%	950	0.41	$107,049,694	0.30
6.5000% - 6.9999%	11	0.00	$1,049,150	0.00
7.0000% and above	4	0.00	$241,725	0.00
Total	232,908	100.00	$35,199,417,089	100.00

Cover Pool Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	67,647	29.04	$9,617,223,699	27.32
12.00 - 23.99	66,287	28.46	$10,025,064,260	28.48
24.00 - 35.99	39,144	16.81	$5,748,234,465	16.33
36.00 - 47.99	33,660	14.45	$5,633,506,873	16.00
48.00 - 59.99	23,458	10.07	$3,762,919,240	10.69
60.00 - 71.99	2,097	0.90	$313,518,788	0.89
72.00 - 83.99	212	0.09	$25,588,281	0.07
84.00 and above	403	0.17	$73,361,482	0.21
Total	232,908	100.00	$35,199,417,089	100.00

RBC Covered Bond Programme	Monthly Investor Report - March 31, 2015	Page 5 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	3/31/2015

Cover Pool Range of Remaining Principal Balance

Range of Remaining Principal Balance	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and below	102,899	44.18	$5,307,175,578	15.08
100,000 - 149,999	41,324	17.74	$5,125,321,277	14.56
150,000 - 199,999	30,196	12.96	$5,240,304,692	14.89
200,000 - 249,999	20,229	8.69	$4,521,178,967	12.84
250,000 - 299,999	13,441	5.77	$3,668,808,019	10.42
300,000 - 349,999	8,290	3.56	$2,679,734,124	7.61
350,000 - 399,999	5,174	2.22	$1,930,116,709	5.48
400,000 - 449,999	3,288	1.41	$1,391,368,814	3.95
450,000 - 499,999	2,287	0.98	$1,081,985,209	3.07
500,000 - 549,999	1,464	0.63	$765,642,875	2.18
550,000 - 599,999	990	0.43	$567,450,498	1.61
600,000 - 649,999	703	0.30	$439,076,811	1.25
650,000 - 699,999	502	0.22	$337,813,143	0.96
700,000 - 749,999	342	0.15	$247,506,417	0.70
750,000 - 799,999	265	0.11	$205,232,311	0.58
800,000 - 849,999	255	0.11	$210,139,625	0.60
850,000 - 899,999	197	0.08	$172,474,910	0.49
900,000 - 949,999	218	0.09	$201,609,928	0.57
950,000 - 999,999	125	0.05	$121,838,783	0.35
1,000,000 and above	719	0.31	$984,638,399	2.80
Total	232,908	100.00	$35,199,417,089	100.00

Cover Pool Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Apartment (Condominium)	24,554	10.54	$3,659,980,073	10.40
Detached	181,074	77.74	$27,424,659,693	77.91
Duplex	4,150	1.78	$611,503,818	1.74
Fourplex	944	0.41	$165,442,664	0.47
Other	844	0.36	$122,326,558	0.35
Row (Townhouse)	11,542	4.96	$1,777,078,450	5.05
Semi-detached	8,936	3.84	$1,312,978,846	3.73
Triplex	864	0.37	$125,446,988	0.36
Total	232,908	100.00	$35,199,417,089	100.00

Cover Pool Indexed LTV - Authorized Distribution

Indexed LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
20.00 and below	12,899	7.02	$628,451,763	1.79
20.01 - 25.00	3,917	2.13	$383,681,591	1.09
25.01 - 30.00	4,426	2.41	$524,689,468	1.49
30.01 - 35.00	5,312	2.89	$724,511,452	2.06
35.01 - 40.00	6,045	3.29	$922,740,830	2.62
40.01 - 45.00	8,687	4.73	$1,436,215,980	4.08
45.01 - 50.00	12,947	7.04	$2,263,661,802	6.43
50.01 - 55.00	17,154	9.33	$3,279,775,934	9.32
55.01 - 60.00	20,834	11.34	$4,431,444,514	12.59
60.01 - 65.00	26,167	14.24	$5,575,952,383	15.84
65.01 - 70.00	25,730	14.00	$5,875,577,190	16.69
70.01 - 75.00	24,945	13.57	$5,882,290,775	16.71
75.01 - 80.00	11,597	6.31	$2,544,628,268	7.23
> 80.00	3,133	1.70	$725,795,139	2.06
Total	183,793	100.00	$35,199,417,089	100.00

Cover Pool Indexed LTV - Drawn Distribution

Indexed LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
20.00 and below	23,970	13.04	$1,426,356,704	4.05
20.01 - 25.00	9,086	4.94	$990,956,561	2.82
25.01 - 30.00	9,826	5.35	$1,290,542,547	3.67
30.01 - 35.00	11,103	6.04	$1,721,446,898	4.89
35.01 - 40.00	11,720	6.38	$2,016,495,759	5.73
40.01 - 45.00	13,265	7.22	$2,546,566,316	7.23
45.01 - 50.00	15,236	8.29	$3,228,299,312	9.17
50.01 - 55.00	17,218	9.37	$3,984,525,210	11.32
55.01 - 60.00	18,954	10.31	$4,589,876,378	13.04
60.01 - 65.00	19,012	10.34	$4,715,608,649	13.40
65.01 - 70.00	17,193	9.35	$4,426,631,618	12.58
70.01 - 75.00	11,916	6.48	$2,985,679,816	8.48
75.01 - 80.00	4,531	2.47	$1,089,835,081	3.10
> 80.00	763	0.42	$186,596,241	0.53
Total	183,793	100.00	$35,199,417,089	100.00

RBC Covered Bond Programme	Monthly Investor Report - March 31, 2015	Page 6 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	3/31/2015

Provincial Distribution by Indexed LTV - Drawn and Aging Summary

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Alberta	20.00 and below	$173,003,127	$70,559	$0	$0	$173,073,686
	20.01 - 25.00	$122,658,590	$162,320	$228,365	$0	$123,049,275
	25.01 - 30.00	$177,198,670	$0	$0	$0	$177,198,670
	30.01 - 35.00	$219,073,375	$0	$0	$133,032	$219,206,407
	35.01 - 40.00	$265,602,478	$92,518	$0	$0	$265,694,996
	40.01 - 45.00	$340,834,186	$219,066	$131,961	$593,359	$341,778,572
	45.01 - 50.00	$422,090,768	$0	$97,230	$0	$422,187,998
	50.01 - 55.00	$546,403,764	$773,522	$459,922	$253,353	$547,890,561
	55.01 - 60.00	$752,886,971	$231,420	$157,765	$570,965	$753,847,121
	60.01 - 65.00	$980,287,221	$921,031	$136,943	$828,028	$982,173,223
	65.01 - 70.00	$970,364,975	$2,545,474	$925,466	$663,584	$974,499,498
	70.01 - 75.00	$520,519,864	$172,506	$0	$661,196	$521,353,567
	75.01 - 80.00	$162,862,477	$0	$0	$160,632	$163,023,110
	> 80.00	$15,783,360	$0	$0	$0	$15,783,360
Total Alberta		$5,669,569,825	$5,188,416	$2,137,653	$3,864,149	$5,680,760,043

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
British Columbia	20.00 and below	$456,226,493	$331,092	$0	$26,926	$456,584,510
	20.01 - 25.00	$319,175,249	$301,977	$0	$0	$319,477,226
	25.01 - 30.00	$405,939,474	$0	$0	$0	$405,939,474
	30.01 - 35.00	$557,705,988	$486,493	$155,571	$790,989	$559,139,040
	35.01 - 40.00	$662,795,934	$666,564	$0	$507,159	$663,969,657
	40.01 - 45.00	$827,383,734	$446,771	$772,083	$640,858	$829,243,446
	45.01 - 50.00	$1,055,796,138	$1,481,141	$499,628	$1,871,759	$1,059,648,666
	50.01 - 55.00	$1,278,632,899	$838,620	$802,076	$2,892,331	$1,283,165,926
	55.01 - 60.00	$1,389,686,022	$1,734,444	$293,969	$1,294,818	$1,393,009,253
	60.01 - 65.00	$1,354,888,838	$1,611,881	$114,180	$3,666,190	$1,360,281,089
	65.01 - 70.00	$1,216,040,356	$2,150,594	$630,318	$1,470,251	$1,220,291,519
	70.01 - 75.00	$644,002,557	$1,088,223	$208,742	$958,214	$646,257,736
	75.01 - 80.00	$167,222,672	$148,467	$0	$229,822	$167,600,961
	> 80.00	$29,667,621	$97,024	$0	$0	$29,764,644
Total British Columbia		$10,365,163,974	$11,383,289	$3,476,566	$14,349,317	$10,394,373,147

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Manitoba	20.00 and below	$30,717,823	$100,435	$0	$0	$30,818,257
	20.01 - 25.00	$23,224,726	$0	$0	$0	$23,224,726
	25.01 - 30.00	$26,982,511	$0	$0	$0	$26,982,511
	30.01 - 35.00	$38,876,717	$0	$0	$0	$38,876,717
	35.01 - 40.00	$43,980,106	$113,513	$0	$287,598	$44,381,217
	40.01 - 45.00	$52,001,047	$0	$88,969	$0	$52,090,016
	45.01 - 50.00	$74,084,319	$0	$0	$0	$74,084,319
	50.01 - 55.00	$98,777,573	$365,449	$67,676	$461,886	$99,672,585
	55.01 - 60.00	$110,356,865	$42,725	$0	$166,000	$110,565,591
	60.01 - 65.00	$152,040,316	$444,159	$0	$0	$152,484,475
	65.01 - 70.00	$181,350,352	$106,585	$0	$225,732	$181,682,669
	70.01 - 75.00	$162,749,629	$0	$0	$82,492	$162,832,121
	75.01 - 80.00	$90,663,616	$0	$0	$0	$90,663,616
	> 80.00	$15,263,716	$0	$0	$0	$15,263,716
Total Manitoba		$1,101,069,316	$1,172,866	$156,645	$1,223,708	$1,103,622,535

RBC Covered Bond Programme	Monthly Investor Report - March 31, 2015	Page 7 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	3/31/2015

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
New Brunswick	20.00 and below	$9,982,571	$0	$53,365	$0	$10,035,936
	20.01 - 25.00	$7,041,177	$0	$0	$0	$7,041,177
	25.01 - 30.00	$8,213,761	$0	$0	$0	$8,213,761
	30.01 - 35.00	$8,394,014	$0	$138,998	$131,640	$8,664,652
	35.01 - 40.00	$10,457,653	$0	$232,826	$0	$10,690,479
	40.01 - 45.00	$15,371,519	$59,442	$0	$129,320	$15,560,280
	45.01 - 50.00	$23,478,455	$136,557	$0	$40,465	$23,655,477
	50.01 - 55.00	$31,540,216	$0	$0	$130,649	$31,670,865
	55.01 - 60.00	$38,561,624	$0	$109,695	$351,457	$39,022,775
	60.01 - 65.00	$46,102,369	$195,787	$57,215	$472,141	$46,827,511
	65.01 - 70.00	$47,668,121	$0	$407,083	$72,465	$48,147,669
	70.01 - 75.00	$16,771,654	$95,687	$293,553	$62,290	$17,223,184
	75.01 - 80.00	$2,693,115	$0	$0	$0	$2,693,115
	> 80.00	$166,820	$0	$0	$0	$166,820
Total New Brunswick		$266,443,068	$487,473	$1,292,735	$1,390,426	$269,613,701

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Newfoundland and	20.00 and below	$10,790,070	$0	$0	$0	$10,790,070
Labrador	20.01 - 25.00	$5,047,381	$0	$0	$0	$5,047,381
	25.01 - 30.00	$6,431,004	$0	$0	$0	$6,431,004
	30.01 - 35.00	$8,858,011	$0	$0	$0	$8,858,011
	35.01 - 40.00	$9,678,032	$0	$0	$0	$9,678,032
	40.01 - 45.00	$15,108,779	$0	$0	$0	$15,108,779
	45.01 - 50.00	$19,814,000	$0	$0	$0	$19,814,000
	50.01 - 55.00	$24,589,143	$0	$0	$0	$24,589,143
	55.01 - 60.00	$32,574,528	$0	$0	$47,202	$32,621,730
	60.01 - 65.00	$44,913,862	$88,632	$0	$87,834	$45,090,328
	65.01 - 70.00	$43,933,990	$180,782	$0	$337,566	$44,452,338
	70.01 - 75.00	$20,252,317	$161,893	$0	$0	$20,414,210
	75.01 - 80.00	$2,858,840	$0	$0	$0	$2,858,840
	> 80.00	$166,861	$0	$0	$0	$166,861
Total Newfoundland and Labrador		$245,016,818	$431,306	$0	$472,602	$245,920,726

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Northwest	20.00 and below	$240,063	$0	$0	$0	$240,063
Territories	20.01 - 25.00	$150,550	$0	$0	$0	$150,550
	25.01 - 30.00	$571,573	$0	$0	$0	$571,573
	30.01 - 35.00	$771,493	$0	$0	$0	$771,493
	35.01 - 40.00	$552,885	$0	$0	$0	$552,885
	40.01 - 45.00	$1,259,746	$0	$0	$0	$1,259,746
	45.01 - 50.00	$833,515	$0	$0	$0	$833,515
	50.01 - 55.00	$720,565	$0	$0	$0	$720,565
	55.01 - 60.00	$1,164,295	$0	$0	$0	$1,164,295
	60.01 - 65.00	$698,945	$0	$0	$0	$698,945
	65.01 - 70.00	$1,127,730	$0	$0	$0	$1,127,730
	70.01 - 75.00	$234,285	$0	$0	$0	$234,285
	75.01 - 80.00	$337,582	$0	$0	$0	$337,582
	> 80.00	$0	$0	$0	$0	$0
Total Northwest Territories		$8,663,227	$0	$0	$0	$8,663,227

RBC Covered Bond Programme	Monthly Investor Report - March 31, 2015	Page 8 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	3/31/2015

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nova Scotia	20.00 and below	$21,649,203	$34,649	$0	$0	$21,683,852
	20.01 - 25.00	$12,676,745	$0	$0	$0	$12,676,745
	25.01 - 30.00	$18,174,182	$0	$0	$17,966	$18,192,148
	30.01 - 35.00	$22,255,385	$0	$0	$75,487	$22,330,872
	35.01 - 40.00	$27,668,197	$0	$0	$294,331	$27,962,528
	40.01 - 45.00	$29,415,575	$62,306	$0	$224,068	$29,701,949
	45.01 - 50.00	$34,660,963	$50,148	$42,950	$0	$34,754,062
	50.01 - 55.00	$51,974,904	$0	$0	$102,668	$52,077,572
	55.01 - 60.00	$64,207,380	$0	$0	$55,493	$64,262,873
	60.01 - 65.00	$77,522,426	$0	$30,927	$86,345	$77,639,698
	65.01 - 70.00	$88,947,177	$294,781	$0	$228,127	$89,470,085
	70.01 - 75.00	$68,716,668	$68,402	$0	$200,795	$68,985,865
	75.01 - 80.00	$49,344,228	$282,609	$0	$0	$49,626,838
	> 80.00	$16,159,851	$0	$259,402	$251,751	$16,671,004
Total Nova Scotia		$583,372,885	$792,895	$333,279	$1,537,031	$586,036,091

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nunavut	20.00 and below	$0	$0	$0	$0	$0
	20.01 - 25.00	$0	$0	$0	$0	$0
	25.01 - 30.00	$0	$0	$0	$0	$0
	30.01 - 35.00	$0	$0	$0	$0	$0
	35.01 - 40.00	$0	$0	$0	$0	$0
	40.01 - 45.00	$82,689	$0	$0	$0	$82,689
	45.01 - 50.00	$0	$0	$0	$0	$0
	50.01 - 55.00	$0	$0	$0	$0	$0
	55.01 - 60.00	$0	$0	$0	$0	$0
	60.01 - 65.00	$0	$0	$0	$0	$0
	65.01 - 70.00	$0	$0	$0	$0	$0
	70.01 - 75.00	$0	$0	$0	$0	$0
	75.01 - 80.00	$0	$0	$0	$0	$0
	> 80.00	$0	$0	$0	$0	$0
Total Nunavut		$82,689	$0	$0	$0	$82,689

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Ontario	20.00 and below	$613,958,157	$525,353	$66,228	$105,586	$614,655,324
	20.01 - 25.00	$424,825,693	$94,320	$0	$119,679	$425,039,692
	25.01 - 30.00	$549,236,249	$55,230	$276,688	$63,776	$549,631,943
	30.01 - 35.00	$733,596,263	$344,539	$326,502	$69,561	$734,336,865
	35.01 - 40.00	$833,002,705	$414,040	$78,152	$694,186	$834,189,084
	40.01 - 45.00	$1,046,982,484	$1,182,448	$149,815	$144,860	$1,048,459,608
	45.01 - 50.00	$1,324,370,587	$526,183	$483,553	$597,018	$1,325,977,341
	50.01 - 55.00	$1,614,538,430	$1,337,914	$237,409	$142,124	$1,616,255,877
	55.01 - 60.00	$1,793,198,694	$555,869	$1,522,035	$828,355	$1,796,104,953
	60.01 - 65.00	$1,559,196,811	$1,369,067	$277,217	$644,792	$1,561,487,887
	65.01 - 70.00	$1,340,801,667	$1,466,382	$192,885	$598,194	$1,343,059,128
	70.01 - 75.00	$1,079,006,349	$1,102,686	$301,594	$839,726	$1,081,250,355
	75.01 - 80.00	$322,714,718	$31,775	$0	$0	$322,746,493
	> 80.00	$32,031,762	$0	$0	$0	$32,031,762
Total Ontario		$13,267,460,568	$9,005,805	$3,912,078	$4,847,858	$13,285,226,310

RBC Covered Bond Programme	Monthly Investor Report - March 31, 2015	Page 9 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	3/31/2015

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Prince Edward	20.00 and below	$2,603,330	$0	$0	$0	$2,603,330
Island	20.01 - 25.00	$1,653,016	$0	$0	$0	$1,653,016
	25.01 - 30.00	$2,350,735	$0	$0	$0	$2,350,735
	30.01 - 35.00	$3,264,067	$0	$0	$0	$3,264,067
	35.01 - 40.00	$3,145,670	$0	$0	$0	$3,145,670
	40.01 - 45.00	$3,515,099	$0	$0	$0	$3,515,099
	45.01 - 50.00	$4,816,069	$0	$0	$0	$4,816,069
	50.01 - 55.00	$7,796,577	$0	$0	$0	$7,796,577
	55.01 - 60.00	$8,330,819	$0	$0	$72,696	$8,403,515
	60.01 - 65.00	$9,903,009	$0	$0	$146,637	$10,049,647
	65.01 - 70.00	$9,508,517	$0	$0	$0	$9,508,517
	70.01 - 75.00	$3,262,174	$0	$200,835	$0	$3,463,010
	75.01 - 80.00	$156,722	$0	$0	$0	$156,722
	> 80.00	$0	$0	$0	$0	$0
Total Prince Edward Island		$60,305,804	$0	$200,835	$219,333	$60,725,972

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Quebec	20.00 and below	$83,864,839	$99,978	$0	$38,908	$84,003,726
	20.01 - 25.00	$53,297,484	$0	$0	$0	$53,297,484
	25.01 - 30.00	$68,395,650	$0	$111,495	$0	$68,507,145
	30.01 - 35.00	$86,926,305	$36,573	$0	$0	$86,962,878
	35.01 - 40.00	$104,944,046	$0	$0	$570,816	$105,514,862
	40.01 - 45.00	$147,972,373	$0	$0	$0	$147,972,373
	45.01 - 50.00	$176,753,504	$289,950	$193,904	$282,151	$177,519,510
	50.01 - 55.00	$208,661,181	$3,392	$107,217	$259,496	$209,031,286
	55.01 - 60.00	$245,132,362	$261,376	$107,074	$219,232	$245,720,044
	60.01 - 65.00	$279,699,410	$191,266	$257,610	$136,169	$280,284,455
	65.01 - 70.00	$299,181,923	$483,217	$0	$0	$299,665,141
	70.01 - 75.00	$307,816,647	$0	$0	$161,643	$307,978,290
	75.01 - 80.00	$251,636,894	$0	$0	$303,677	$251,940,571
	> 80.00	$76,748,073	$0	$0	$0	$76,748,073
Total Quebec		$2,391,030,691	$1,365,753	$777,300	$1,972,092	$2,395,145,837

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Saskatchewan	20.00 and below	$21,440,379	$0	$0	$0	$21,440,379
	20.01 - 25.00	$19,358,530	$0	$0	$0	$19,358,530
	25.01 - 30.00	$25,411,329	$0	$0	$182,144	$25,593,473
	30.01 - 35.00	$36,698,260	$0	$0	$0	$36,698,260
	35.01 - 40.00	$48,440,677	$0	$148,538	$0	$48,589,216
	40.01 - 45.00	$59,713,261	$0	$0	$0	$59,713,261
	45.01 - 50.00	$81,906,916	$223,112	$0	$101,343	$82,231,372
	50.01 - 55.00	$108,737,608	$0	$0	$202,365	$108,939,973
	55.01 - 60.00	$141,749,847	$0	$0	$0	$141,749,847
	60.01 - 65.00	$188,043,629	$0	$244,450	$126,183	$188,414,262
	65.01 - 70.00	$203,986,807	$178,484	$208,339	$295,650	$204,669,279
	70.01 - 75.00	$150,967,844	$265,200	$0	$320,272	$151,553,316
	75.01 - 80.00	$36,350,110	$0	$0	$0	$36,350,110
	> 80.00	$0	$0	$0	$0	$0
Total Saskatchewan		$1,122,805,197	$666,796	$601,327	$1,227,957	$1,125,301,277

RBC Covered Bond Programme	Monthly Investor Report - March 31, 2015	Page 10 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	3/31/2015

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Yukon	20.00 and below	$427,572	$0	$0	$0	$427,572
	20.01 - 25.00	$940,760	$0	$0	$0	$940,760
	25.01 - 30.00	$930,112	$0	$0	$0	$930,112
	30.01 - 35.00	$2,337,636	$0	$0	$0	$2,337,636
	35.01 - 40.00	$2,127,135	$0	$0	$0	$2,127,135
	40.01 - 45.00	$2,080,500	$0	$0	$0	$2,080,500
	45.01 - 50.00	$2,776,982	$0	$0	$0	$2,776,982
	50.01 - 55.00	$2,714,280	$0	$0	$0	$2,714,280
	55.01 - 60.00	$3,404,382	$0	$0	$0	$3,404,382
	60.01 - 65.00	$10,177,129	$0	$0	$0	$10,177,129
	65.01 - 70.00	$9,640,018	$418,027	$0	$0	$10,058,045
	70.01 - 75.00	$4,133,879	$0	$0	$0	$4,133,879
	75.01 - 80.00	$1,837,124	$0	$0	$0	$1,837,124
	> 80.00	$0	$0	$0	$0	$0
Total Yukon		$43,527,507	$418,027	$0	$0	$43,945,534

Grand Total		$35,124,511,571	$30,912,626	$12,888,420	$31,104,473	$35,199,417,089

Provincial Distribution by Indexed LTV - Drawn and Aging Summary

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Alberta	20.00 and below	0.49	0.00	0.00	0.00	0.49
	20.01 - 25.00	0.35	0.00	0.00	0.00	0.35
	25.01 - 30.00	0.50	0.00	0.00	0.00	0.50
	30.01 - 35.00	0.62	0.00	0.00	0.00	0.62
	35.01 - 40.00	0.75	0.00	0.00	0.00	0.75
	40.01 - 45.00	0.97	0.00	0.00	0.00	0.97
	45.01 - 50.00	1.20	0.00	0.00	0.00	1.20
	50.01 - 55.00	1.55	0.00	0.00	0.00	1.56
	55.01 - 60.00	2.14	0.00	0.00	0.00	2.14
	60.01 - 65.00	2.78	0.00	0.00	0.00	2.79
	65.01 - 70.00	2.76	0.01	0.00	0.00	2.77
	70.01 - 75.00	1.48	0.00	0.00	0.00	1.48
	75.01 - 80.00	0.46	0.00	0.00	0.00	0.46
	> 80.00	0.04	0.00	0.00	0.00	0.04
Total Alberta		16.11	0.01	0.01	0.01	16.14

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
British Columbia	20.00 and below	1.30	0.00	0.00	0.00	1.30
	20.01 - 25.00	0.91	0.00	0.00	0.00	0.91
	25.01 - 30.00	1.15	0.00	0.00	0.00	1.15
	30.01 - 35.00	1.58	0.00	0.00	0.00	1.59
	35.01 - 40.00	1.88	0.00	0.00	0.00	1.89
	40.01 - 45.00	2.35	0.00	0.00	0.00	2.36
	45.01 - 50.00	3.00	0.00	0.00	0.01	3.01
	50.01 - 55.00	3.63	0.00	0.00	0.01	3.65
	55.01 - 60.00	3.95	0.00	0.00	0.00	3.96
	60.01 - 65.00	3.85	0.00	0.00	0.01	3.86
	65.01 - 70.00	3.45	0.01	0.00	0.00	3.47
	70.01 - 75.00	1.83	0.00	0.00	0.00	1.84
	75.01 - 80.00	0.48	0.00	0.00	0.00	0.48
	> 80.00	0.08	0.00	0.00	0.00	0.08
Total British Columbia		29.45	0.03	0.01	0.04	29.53

RBC Covered Bond Programme	Monthly Investor Report - March 31, 2015	Page 11 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	3/31/2015

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Manitoba	20.00 and below	0.09	0.00	0.00	0.00	0.09
	20.01 - 25.00	0.07	0.00	0.00	0.00	0.07
	25.01 - 30.00	0.08	0.00	0.00	0.00	0.08
	30.01 - 35.00	0.11	0.00	0.00	0.00	0.11
	35.01 - 40.00	0.12	0.00	0.00	0.00	0.13
	40.01 - 45.00	0.15	0.00	0.00	0.00	0.15
	45.01 - 50.00	0.21	0.00	0.00	0.00	0.21
	50.01 - 55.00	0.28	0.00	0.00	0.00	0.28
	55.01 - 60.00	0.31	0.00	0.00	0.00	0.31
	60.01 - 65.00	0.43	0.00	0.00	0.00	0.43
	65.01 - 70.00	0.52	0.00	0.00	0.00	0.52
	70.01 - 75.00	0.46	0.00	0.00	0.00	0.46
	75.01 - 80.00	0.26	0.00	0.00	0.00	0.26
	> 80.00	0.04	0.00	0.00	0.00	0.04
Total Manitoba		3.13	0.00	0.00	0.00	3.14

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
New Brunswick	20.00 and below	0.03	0.00	0.00	0.00	0.03
	20.01 - 25.00	0.02	0.00	0.00	0.00	0.02
	25.01 - 30.00	0.02	0.00	0.00	0.00	0.02
	30.01 - 35.00	0.02	0.00	0.00	0.00	0.02
	35.01 - 40.00	0.03	0.00	0.00	0.00	0.03
	40.01 - 45.00	0.04	0.00	0.00	0.00	0.04
	45.01 - 50.00	0.07	0.00	0.00	0.00	0.07
	50.01 - 55.00	0.09	0.00	0.00	0.00	0.09
	55.01 - 60.00	0.11	0.00	0.00	0.00	0.11
	60.01 - 65.00	0.13	0.00	0.00	0.00	0.13
	65.01 - 70.00	0.14	0.00	0.00	0.00	0.14
	70.01 - 75.00	0.05	0.00	0.00	0.00	0.05
	75.01 - 80.00	0.01	0.00	0.00	0.00	0.01
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total New Brunswick		0.76	0.00	0.00	0.00	0.77

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Newfoundland and	20.00 and below	0.03	0.00	0.00	0.00	0.03
Labrador	20.01 - 25.00	0.01	0.00	0.00	0.00	0.01
	25.01 - 30.00	0.02	0.00	0.00	0.00	0.02
	30.01 - 35.00	0.03	0.00	0.00	0.00	0.03
	35.01 - 40.00	0.03	0.00	0.00	0.00	0.03
	40.01 - 45.00	0.04	0.00	0.00	0.00	0.04
	45.01 - 50.00	0.06	0.00	0.00	0.00	0.06
	50.01 - 55.00	0.07	0.00	0.00	0.00	0.07
	55.01 - 60.00	0.09	0.00	0.00	0.00	0.09
	60.01 - 65.00	0.13	0.00	0.00	0.00	0.13
	65.01 - 70.00	0.12	0.00	0.00	0.00	0.13
	70.01 - 75.00	0.06	0.00	0.00	0.00	0.06
	75.01 - 80.00	0.01	0.00	0.00	0.00	0.01
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Newfoundland and Labrador		0.70	0.00	0.00	0.00	0.70

RBC Covered Bond Programme	Monthly Investor Report - March 31, 2015	Page 12 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	3/31/2015

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Northwest	20.00 and below	0.00	0.00	0.00	0.00	0.00
Territories	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.00	0.00	0.00	0.00	0.00
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.00	0.00	0.00	0.00	0.00
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Northwest Territories		0.02	0.00	0.00	0.00	0.02

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nova Scotia	20.00 and below	0.06	0.00	0.00	0.00	0.06
	20.01 - 25.00	0.04	0.00	0.00	0.00	0.04
	25.01 - 30.00	0.05	0.00	0.00	0.00	0.05
	30.01 - 35.00	0.06	0.00	0.00	0.00	0.06
	35.01 - 40.00	0.08	0.00	0.00	0.00	0.08
	40.01 - 45.00	0.08	0.00	0.00	0.00	0.08
	45.01 - 50.00	0.10	0.00	0.00	0.00	0.10
	50.01 - 55.00	0.15	0.00	0.00	0.00	0.15
	55.01 - 60.00	0.18	0.00	0.00	0.00	0.18
	60.01 - 65.00	0.22	0.00	0.00	0.00	0.22
	65.01 - 70.00	0.25	0.00	0.00	0.00	0.25
	70.01 - 75.00	0.20	0.00	0.00	0.00	0.20
	75.01 - 80.00	0.14	0.00	0.00	0.00	0.14
	> 80.00	0.05	0.00	0.00	0.00	0.05
Total Nova Scotia		1.66	0.00	0.00	0.00	1.66

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nunavut	20.00 and below	0.00	0.00	0.00	0.00	0.00
	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.00	0.00	0.00	0.00	0.00
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.00	0.00	0.00	0.00	0.00
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Nunavut		0.00	0.00	0.00	0.00	0.00

RBC Covered Bond Programme	Monthly Investor Report - March 31, 2015	Page 13 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	3/31/2015

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Ontario	20.00 and below	1.74	0.00	0.00	0.00	1.75
	20.01 - 25.00	1.21	0.00	0.00	0.00	1.21
	25.01 - 30.00	1.56	0.00	0.00	0.00	1.56
	30.01 - 35.00	2.08	0.00	0.00	0.00	2.09
	35.01 - 40.00	2.37	0.00	0.00	0.00	2.37
	40.01 - 45.00	2.97	0.00	0.00	0.00	2.98
	45.01 - 50.00	3.76	0.00	0.00	0.00	3.77
	50.01 - 55.00	4.59	0.00	0.00	0.00	4.59
	55.01 - 60.00	5.09	0.00	0.00	0.00	5.10
	60.01 - 65.00	4.43	0.00	0.00	0.00	4.44
	65.01 - 70.00	3.81	0.00	0.00	0.00	3.82
	70.01 - 75.00	3.07	0.00	0.00	0.00	3.07
	75.01 - 80.00	0.92	0.00	0.00	0.00	0.92
	> 80.00	0.09	0.00	0.00	0.00	0.09
Total Ontario		37.69	0.03	0.01	0.01	37.74

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Prince Edward	20.00 and below	0.01	0.00	0.00	0.00	0.01
Island	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.01	0.00	0.00	0.00	0.01
	30.01 - 35.00	0.01	0.00	0.00	0.00	0.01
	35.01 - 40.00	0.01	0.00	0.00	0.00	0.01
	40.01 - 45.00	0.01	0.00	0.00	0.00	0.01
	45.01 - 50.00	0.01	0.00	0.00	0.00	0.01
	50.01 - 55.00	0.02	0.00	0.00	0.00	0.02
	55.01 - 60.00	0.02	0.00	0.00	0.00	0.02
	60.01 - 65.00	0.03	0.00	0.00	0.00	0.03
	65.01 - 70.00	0.03	0.00	0.00	0.00	0.03
	70.01 - 75.00	0.01	0.00	0.00	0.00	0.01
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Prince Edward Island		0.17	0.00	0.00	0.00	0.17

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Quebec	20.00 and below	0.24	0.00	0.00	0.00	0.24
	20.01 - 25.00	0.15	0.00	0.00	0.00	0.15
	25.01 - 30.00	0.19	0.00	0.00	0.00	0.19
	30.01 - 35.00	0.25	0.00	0.00	0.00	0.25
	35.01 - 40.00	0.30	0.00	0.00	0.00	0.30
	40.01 - 45.00	0.42	0.00	0.00	0.00	0.42
	45.01 - 50.00	0.50	0.00	0.00	0.00	0.50
	50.01 - 55.00	0.59	0.00	0.00	0.00	0.59
	55.01 - 60.00	0.70	0.00	0.00	0.00	0.70
	60.01 - 65.00	0.79	0.00	0.00	0.00	0.80
	65.01 - 70.00	0.85	0.00	0.00	0.00	0.85
	70.01 - 75.00	0.87	0.00	0.00	0.00	0.87
	75.01 - 80.00	0.71	0.00	0.00	0.00	0.72
	> 80.00	0.22	0.00	0.00	0.00	0.22
Total Quebec		6.79	0.00	0.00	0.01	6.80

RBC Covered Bond Programme	Monthly Investor Report - March 31, 2015	Page 14 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	3/31/2015

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Saskatchewan	20.00 and below	0.06	0.00	0.00	0.00	0.06
	20.01 - 25.00	0.05	0.00	0.00	0.00	0.05
	25.01 - 30.00	0.07	0.00	0.00	0.00	0.07
	30.01 - 35.00	0.10	0.00	0.00	0.00	0.10
	35.01 - 40.00	0.14	0.00	0.00	0.00	0.14
	40.01 - 45.00	0.17	0.00	0.00	0.00	0.17
	45.01 - 50.00	0.23	0.00	0.00	0.00	0.23
	50.01 - 55.00	0.31	0.00	0.00	0.00	0.31
	55.01 - 60.00	0.40	0.00	0.00	0.00	0.40
	60.01 - 65.00	0.53	0.00	0.00	0.00	0.54
	65.01 - 70.00	0.58	0.00	0.00	0.00	0.58
	70.01 - 75.00	0.43	0.00	0.00	0.00	0.43
	75.01 - 80.00	0.10	0.00	0.00	0.00	0.10
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Saskatchewan		3.19	0.00	0.00	0.00	3.20

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Yukon	20.00 and below	0.00	0.00	0.00	0.00	0.00
	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.01	0.00	0.00	0.00	0.01
	35.01 - 40.00	0.01	0.00	0.00	0.00	0.01
	40.01 - 45.00	0.01	0.00	0.00	0.00	0.01
	45.01 - 50.00	0.01	0.00	0.00	0.00	0.01
	50.01 - 55.00	0.01	0.00	0.00	0.00	0.01
	55.01 - 60.00	0.01	0.00	0.00	0.00	0.01
	60.01 - 65.00	0.03	0.00	0.00	0.00	0.03
	65.01 - 70.00	0.03	0.00	0.00	0.00	0.03
	70.01 - 75.00	0.01	0.00	0.00	0.00	0.01
	75.01 - 80.00	0.01	0.00	0.00	0.00	0.01
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Yukon		0.12	0.00	0.00	0.00	0.12

Grand Total		99.79	0.09	0.04	0.09	100.00

Cover Pool Indexed LTV - Drawn by Credit Bureau Score

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
20.00 and below	Score Unavailable	$1,942,185	0.01
	499 and below	$4,245,841	0.01
	500 - 539	$815,785	0.00
	540 - 559	$592,384	0.00
	560 - 579	$1,161,022	0.00
	580 - 599	$1,488,154	0.00
	600 - 619	$3,283,009	0.01
	620 - 639	$5,298,917	0.02
	640 - 659	$9,007,613	0.03
	660 - 679	$14,890,343	0.04
	680 - 699	$26,441,064	0.08
	700 - 719	$37,771,842	0.11
	720 - 739	$51,157,284	0.15
	740 - 759	$58,953,142	0.17
	760 - 779	$78,620,336	0.22
	780 - 799	$101,380,950	0.29
	800 and above	$1,029,306,835	2.92
Total		$1,426,356,704	4.05

RBC Covered Bond Programme	Monthly Investor Report - March 31, 2015	Page 15 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	3/31/2015

Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
20.01 - 25.00	Score Unavailable	$523,847	0.00
	499 and below	$2,534,801	0.01
	500 - 539	$411,395	0.00
	540 - 559	$362,147	0.00
	560 - 579	$1,750,910	0.00
	580 - 599	$1,610,544	0.00
	600 - 619	$2,967,130	0.01
	620 - 639	$6,105,417	0.02
	640 - 659	$8,700,444	0.02
	660 - 679	$11,827,070	0.03
	680 - 699	$16,669,652	0.05
	700 - 719	$28,315,352	0.08
	720 - 739	$35,177,448	0.10
	740 - 759	$42,444,908	0.12
	760 - 779	$61,348,456	0.17
	780 - 799	$67,236,107	0.19
	800 and above	$702,970,934	2.00
Total		$990,956,561	2.82

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
25.01 - 30.00	Score Unavailable	$1,447,607	0.00
	499 and below	$4,261,677	0.01
	500 - 539	$1,255,132	0.00
	540 - 559	$1,077,586	0.00
	560 - 579	$2,208,541	0.01
	580 - 599	$2,299,783	0.01
	600 - 619	$3,626,642	0.01
	620 - 639	$7,066,105	0.02
	640 - 659	$9,677,632	0.03
	660 - 679	$15,974,368	0.05
	680 - 699	$30,951,150	0.09
	700 - 719	$37,162,804	0.11
	720 - 739	$55,909,512	0.16
	740 - 759	$60,690,693	0.17
	760 - 779	$75,764,357	0.22
	780 - 799	$96,682,478	0.27
	800 and above	$884,486,480	2.51
Total		$1,290,542,547	3.67

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
30.01 - 35.00	Score Unavailable	$1,171,383	0.00
	499 and below	$3,211,154	0.01
	500 - 539	$1,760,891	0.01
	540 - 559	$2,080,105	0.01
	560 - 579	$1,521,001	0.00
	580 - 599	$4,244,167	0.01
	600 - 619	$6,805,086	0.02
	620 - 639	$9,805,446	0.03
	640 - 659	$15,081,116	0.04
	660 - 679	$28,790,113	0.08
	680 - 699	$43,575,835	0.12
	700 - 719	$60,552,805	0.17
	720 - 739	$69,839,975	0.20
	740 - 759	$89,443,713	0.25
	760 - 779	$106,804,516	0.30
	780 - 799	$141,315,426	0.40
	800 and above	$1,135,444,164	3.23
Total		$1,721,446,898	4.89

RBC Covered Bond Programme	Monthly Investor Report - March 31, 2015	Page 16 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	3/31/2015

Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
35.01 - 40.00	Score Unavailable	$2,556,065	0.01
	499 and below	$5,403,622	0.02
	500 - 539	$2,268,149	0.01
	540 - 559	$2,530,771	0.01
	560 - 579	$4,174,144	0.01
	580 - 599	$5,044,219	0.01
	600 - 619	$8,895,643	0.03
	620 - 639	$14,804,569	0.04
	640 - 659	$23,912,405	0.07
	660 - 679	$38,843,736	0.11
	680 - 699	$54,911,708	0.16
	700 - 719	$79,933,580	0.23
	720 - 739	$96,644,745	0.27
	740 - 759	$110,571,617	0.31
	760 - 779	$139,636,396	0.40
	780 - 799	$171,976,752	0.49
	800 and above	$1,254,387,637	3.56
Total		$2,016,495,759	5.73

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
40.01 - 45.00	Score Unavailable	$430,736	0.00
	499 and below	$5,851,772	0.02
	500 - 539	$3,185,186	0.01
	540 - 559	$2,539,026	0.01
	560 - 579	$8,472,924	0.02
	580 - 599	$10,586,086	0.03
	600 - 619	$12,296,583	0.03
	620 - 639	$20,566,104	0.06
	640 - 659	$39,636,112	0.11
	660 - 679	$61,357,335	0.17
	680 - 699	$80,928,897	0.23
	700 - 719	$115,226,762	0.33
	720 - 739	$136,958,893	0.39
	740 - 759	$142,867,525	0.41
	760 - 779	$192,619,086	0.55
	780 - 799	$209,099,359	0.59
	800 and above	$1,503,943,932	4.27
Total		$2,546,566,316	7.23

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
45.01 - 50.00	Score Unavailable	$975,619	0.00
	499 and below	$8,038,123	0.02
	500 - 539	$5,317,989	0.02
	540 - 559	$3,891,042	0.01
	560 - 579	$8,474,163	0.02
	580 - 599	$13,303,692	0.04
	600 - 619	$18,964,180	0.05
	620 - 639	$33,521,973	0.10
	640 - 659	$56,758,508	0.16
	660 - 679	$89,236,672	0.25
	680 - 699	$126,410,465	0.36
	700 - 719	$161,730,308	0.46
	720 - 739	$192,118,728	0.55
	740 - 759	$210,546,621	0.60
	760 - 779	$243,351,834	0.69
	780 - 799	$278,428,474	0.79
	800 and above	$1,777,230,918	5.05
Total		$3,228,299,312	9.17

RBC Covered Bond Programme	Monthly Investor Report - March 31, 2015	Page 17 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	3/31/2015

Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
50.01 - 55.00	Score Unavailable	$904,497	0.00
	499 and below	$11,555,347	0.03
	500 - 539	$7,537,660	0.02
	540 - 559	$5,084,872	0.01
	560 - 579	$5,391,054	0.02
	580 - 599	$15,335,919	0.04
	600 - 619	$32,464,656	0.09
	620 - 639	$64,038,398	0.18
	640 - 659	$75,509,135	0.21
	660 - 679	$128,611,876	0.37
	680 - 699	$177,590,868	0.50
	700 - 719	$209,378,564	0.59
	720 - 739	$243,415,873	0.69
	740 - 759	$286,059,797	0.81
	760 - 779	$296,205,826	0.84
	780 - 799	$383,946,609	1.09
	800 and above	$2,041,494,260	5.80
Total		$3,984,525,210	11.32

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
55.01 - 60.00	Score Unavailable	$912,365	0.00
	499 and below	$11,351,585	0.03
	500 - 539	$9,401,808	0.03
	540 - 559	$11,838,166	0.03
	560 - 579	$15,244,649	0.04
	580 - 599	$20,326,708	0.06
	600 - 619	$35,925,334	0.10
	620 - 639	$61,585,434	0.17
	640 - 659	$100,899,718	0.29
	660 - 679	$150,354,805	0.43
	680 - 699	$232,452,386	0.66
	700 - 719	$290,966,540	0.83
	720 - 739	$322,575,213	0.92
	740 - 759	$326,405,197	0.93
	760 - 779	$393,924,325	1.12
	780 - 799	$427,601,050	1.21
	800 and above	$2,178,111,096	6.19
Total		$4,589,876,378	13.04

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
60.01 - 65.00	Score Unavailable	$120,476	0.00
	499 and below	$12,247,530	0.03
	500 - 539	$12,695,766	0.04
	540 - 559	$15,539,395	0.04
	560 - 579	$18,466,210	0.05
	580 - 599	$29,232,086	0.08
	600 - 619	$52,378,431	0.15
	620 - 639	$79,693,036	0.23
	640 - 659	$135,329,266	0.38
	660 - 679	$193,904,067	0.55
	680 - 699	$258,077,072	0.73
	700 - 719	$334,969,346	0.95
	720 - 739	$362,833,237	1.03
	740 - 759	$373,887,808	1.06
	760 - 779	$397,230,520	1.13
	780 - 799	$419,496,512	1.19
	800 and above	$2,019,507,889	5.74
Total		$4,715,608,649	13.40

RBC Covered Bond Programme	Monthly Investor Report - March 31, 2015	Page 18 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	3/31/2015

Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
65.01 - 70.00	Score Unavailable	$731,746	0.00
	499 and below	$8,139,200	0.02
	500 - 539	$16,489,092	0.05
	540 - 559	$14,604,373	0.04
	560 - 579	$21,898,081	0.06
	580 - 599	$33,769,034	0.10
	600 - 619	$49,819,840	0.14
	620 - 639	$84,707,667	0.24
	640 - 659	$144,874,775	0.41
	660 - 679	$222,217,819	0.63
	680 - 699	$292,228,474	0.83
	700 - 719	$324,392,650	0.92
	720 - 739	$388,236,527	1.10
	740 - 759	$374,816,122	1.06
	760 - 779	$383,371,470	1.09
	780 - 799	$385,169,806	1.09
	800 and above	$1,681,164,942	4.78
Total		$4,426,631,618	12.58

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
70.01 - 75.00	Score Unavailable	$0	0.00
	499 and below	$4,953,655	0.01
	500 - 539	$7,470,483	0.02
	540 - 559	$6,042,537	0.02
	560 - 579	$14,116,206	0.04
	580 - 599	$18,128,712	0.05
	600 - 619	$32,905,876	0.09
	620 - 639	$67,511,891	0.19
	640 - 659	$120,765,403	0.34
	660 - 679	$176,482,198	0.50
	680 - 699	$235,241,791	0.67
	700 - 719	$269,202,674	0.76
	720 - 739	$278,038,777	0.79
	740 - 759	$276,232,772	0.78
	760 - 779	$266,295,711	0.76
	780 - 799	$268,783,805	0.76
	800 and above	$943,507,324	2.68
Total		$2,985,679,816	8.48

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
75.01 - 80.00	Score Unavailable	$179,829	0.00
	499 and below	$1,520,463	0.00
	500 - 539	$3,289,789	0.01
	540 - 559	$2,649,614	0.01
	560 - 579	$4,529,463	0.01
	580 - 599	$8,490,449	0.02
	600 - 619	$13,372,610	0.04
	620 - 639	$28,580,085	0.08
	640 - 659	$47,379,722	0.13
	660 - 679	$79,220,116	0.23
	680 - 699	$94,478,345	0.27
	700 - 719	$101,384,878	0.29
	720 - 739	$116,272,105	0.33
	740 - 759	$114,060,809	0.32
	760 - 779	$100,054,524	0.28
	780 - 799	$92,001,700	0.26
	800 and above	$282,370,579	0.80
Total		$1,089,835,081	3.10

RBC Covered Bond Programme	Monthly Investor Report - March 31, 2015	Page 19 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	3/31/2015

Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
	Score Unavailable	$0	0.00
> 80.00	499 and below	$657,763	0.00
	500 - 539	$953,658	0.00
	540 - 559	$179,879	0.00
	560 - 579	$320,738	0.00
	580 - 599	$1,612,174	0.00
	600 - 619	$1,477,769	0.00
	620 - 639	$4,966,350	0.01
	640 - 659	$9,629,722	0.03
	660 - 679	$11,836,455	0.03
	680 - 699	$22,621,595	0.06
	700 - 719	$28,078,608	0.08
	720 - 739	$23,291,639	0.07
	740 - 759	$20,639,554	0.06
	760 - 779	$20,198,296	0.06
	780 - 799	$12,631,148	0.04
	800 and above	$27,500,894	0.08
Total		$186,596,241	0.53

Grand Total		$35,199,417,089	100.00

RBC Covered Bond Programme	Monthly Investor Report - March 31, 2015	Page 20 of 21

RBC Covered Bond Programme Monthly Investor Report Appendix Housing Price Index Methodology

Indexation Methodology
The Market Value of the Properties used in calculating the Asset Coverage Test, the Valuation Calculation and the Amortization Test (except in respect of Calculation Dates prior to June 30, 2014) and for other purposes required by the Guide is adjusted, at least quarterly, for subsequent price developments with respect to the Property subject to the Related Security in respect of each such Loan by adjusting the Latest Valuation for such Property by a rate of change determined by the Index (as described below).

The Teranet-National Bank House Price Index™ Composite 11 (the Index) is an independently developed representation of monthly average home price changes in the following eleven Canadian metropolitan areas: Victoria, Vancouver, Calgary, Edmonton, Winnipeg, Hamilton, Toronto, Ottawa, Montréal, Québec and Halifax. These metropolitan areas are combined to form the Index. The Index is the weighted average of these eleven metropolitan areas.

Further details on the Index including a description of the method used to calculate the Index is available at www.houspriceindex.ca

A three-step process is used to determine the Market Value for each Property subject to the Related Security in respect of a Loan.  First, a code (the Forward Sortation Area (FSA)) which identifies the location of the Property is compared to corresponding codes maintained by Teranet Inc. to confirm whether the property is located within any of the 11 Canadian metropolitan areas covered by the Index. Second, to the extent an FSA match is not found, the name of the city in which such Property is located is used to confirm whether such city matches any of the Canadian metropolitan areas covered by the Index. The Market Value is then determined by adjusting the Latest Valuation for such Property, at least quarterly, by the rate of change for the corresponding Canadian metropolitan area, and where there is no corresponding Canadian metropolitan area, the rate of change indicated in the Index, from the date of the Latest Valuation to the date on which the Latest Valuation is being adjusted for purposes of determining the Market Value for such Property. Where the Latest Valuation in respect of such Property pre-dates the first available date for the relevant rate of change in the Index, the first available date for such rate of change is used to determine the rate of change to apply to adjust the Latest Valuation for purposes of determining the Market Value for such Property.  Such adjusted Market Value is the adjusted Original Market Value referred to in footnote 2 on page 4 of the Investor Report.

The Issuer and the Guarantor LP may from time to time determine to use a different index or indices or a different indexation methodology to adjust the Latest Valuation for subsequent price developments to determine Market Value for example, to obtain rates of changes in home prices for metropolitan or geographic areas not covered by the Index, to use an index or indices that the Issuer and Guarantor LP believe will produce better or more reliable results or that is more cost effective. Any such change in the Index or Index Methodology used to determine Market Value will be disclosed to Covered Bondholders and made in accordance with the definition of "Market Value" and “Index Methodology” in the Master Definition and Construction Agreement and be required to meet the requirements in the Guide, which include the requirement that any such change may only be made (i) upon notice to CMHC and satisfaction of any other conditions specified by CMHC in relation thereto, (ii) if such change constitutes a material change, subject to Rating Agency Confirmation, and (iii) if such change is materially prejudicial to the Covered Bondholders, subject to the consent of the Bond Trustee. In addition, the Issuer is required, pursuant to the Guide, to provide CMHC notice upon becoming aware of any change or proposed change in the method used to calculate the Index.

No website referred to herein forms part of the Investor Report, nor have the contents of any such website been approved by or submitted to CMHC or any other governmental, securities or other regulatory authority.

Risk Factors relating to the Indexation Methodology

The Issuer and the Guarantor LP believe that the following factors, although not exhaustive, could be material for the purpose of assessing risks associated with the use of the Index.

No recourse for errors in the data in the Index
The Issuer and the Guarantor LP have received written permission from the Index providers to use the Index. The data in the Index is provided on an “as is” basis and without any warranty as to the accuracy, completeness, non-infringement, originality, timeliness or any other characteristic of the data and the Index providers disclaim any and all liability with respect to such data. Neither the Issuer nor the Guarantor LP makes any representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of such information or assumes any liability for any errors or reliance placed on such information.  As a result, there will not be any recourse for investors, the Issuer or the Guarantor LP for any errors in the data in the Index relied upon to determine the Market Value in respect of any Property subject to the Related Security in respect of a Loan.

The actual rate of change in the value of a Property may differ from the rate of change used to adjust the Latest Valuation for such Property in determining its Market Value

The Index does not include a representation of changes in average home prices outside of the Canadian metropolitan areas that it covers and was developed as a representation of monthly average home price changes in the Canadian metropolitan areas that it does cover. While the Index uses data from single family properties, including detached, semi-detached, townhouse/row homes and condominium properties, it is being used to determine the Market Value of all Properties included as Related Security for Loans in the Covered Bond Portfolio, which may not correspond in every case to the categories included in the Index.  The actual value of a Property subject to the Related Security in respect of each Loan may change at a rate that is greater than or less than the rate of change used to determine the Market Value for such Property.  This discrepancy may be magnified when the Index is used to determine the Market Value for a Property outside of the Canadian metropolitan areas covered by the Index given factors that affect housing prices may vary significantly regionally from a national average or where the Index is used to determine Market Value for a Property in a category not covered by the Index and whose value is affected by factors that are different from those that affect the value of properties in the categories used by the Index. In addition, the methodology applied to produce the Index makes certain fundamental assumptions that impose difficulties in selecting or filtering the properties that are used to produce the Index due to a lack of information about the properties, which may result in such properties being excluded and may impact the accuracy of the representation of the rate of change in the Index.

The Index may not always be available in its current form or a different Index may be used to determine Market Value for a Property subject to Related Security in respect of a Loan
The Index providers may make a change to the method used to calculate the Index, the frequency with which the Index is published may change (such that the Index no longer meets the requirements in the Guide), or the Index may cease to be available to the Issuer and the Guarantor LP for determining the the Market Value of the Property subject to Related Security in respect of a Loan.  In such circumstances, the Issuer and the Guarantor LP may or will need to select one or more new indices for determining Market Value of the Property subject to Related Security in respect of a Loan. The Issuer and the Guarantor LP may also determine at any time to use a different index or indices to adjust the Latest Valuation of the Property subject to Related Security in respect of a Loan for subsequent price developments to determine the Market Value of such Property, for example, to obtain rates of changes in home prices for metropolitan or geographic areas not covered by the Index, to use an index or indices that the Issuer and Guarantor LP believe will produce better or more reliable Market Value results or that is more cost effective. The use of any such new indices to adjust Latest Valuation could result in a significant change in the Market Value of the real property subject to the Related Security in respect of each Loan. See "Housing Price Index Methodology - Indexation Methodology".

RBC Covered Bond Programme	Monthly Investor Report - March 31, 2015	Page 21 of 21